UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service:	with a copy to:
Michael D. Mabry	Kevin P. O’Rourke
Stradley Ronon Stevens & Young, LLP	Jose J. Del Real, Esq.
2005 Market Street, Suite 2600	The Northern Trust Company
Philadelphia, Pennsylvania 19103	50 South LaSalle Street
Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

ANNUAL REPORT

NOVEMBER 30, 2023

NORTHERN INSTITUTIONAL FUNDS®

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	TREASURY PORTFOLIO
(Ticker Symbols:
Shares: NITXX,
Premier: NTPXX, Siebert
Williams Shank Shares: SWSXX)

14	U.S. GOVERNMENT PORTFOLIO
(Ticker Symbols:
Shares: BNGXX)

17	U.S. GOVERNMENT SELECT PORTFOLIO
(Ticker Symbols:
Shares: BGSXX,
Service: BSCXX, Siebert
Williams Shank Shares: WCGXX)

20	NOTES TO THE FINANCIAL STATEMENTS

27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

28	TAX AND DISTRIBUTION INFORMATION

29	FUND EXPENSES

31	TRUSTEES AND OFFICERS

35	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor is not required to reimburse the Portfolios for losses, and you should not expect that the sponsor will provide financial support to the Portfolios at any time, including during periods of market stress.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2023

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$30,258,707	$5,416,401	$10,092,094
Repurchase agreements, at cost, which approximates fair value	43,355,000	12,911,000	17,457,500
Cash	1,833,814	–	1,854,940
Interest income receivable	59,967	54,256	87,036
Receivable from investment adviser (Note 4)	699	320	1,003
Prepaid and other assets	282	128	222
Total Assets	75,508,469	18,382,105	29,492,795
LIABILITIES:
Cash overdraft	–	62,386	–
Payable for securities purchased	1,160,795	40,000	732,264
Distributions payable to shareholders	309,301	76,858	121,360
Payable to affiliates:
Management fees	7,712	3,416	4,199
Custody fees	904	214	343
Shareholder servicing fees	2,394	–	–
Transfer agent fees	1,856	456	706
Accrued Trustee fees	41	106	69
Accrued other liabilities	124	60	73
Total Liabilities	1,483,127	183,496	859,014
Net Assets	$74,025,342	$18,198,609	$28,633,781
ANALYSIS OF NET ASSETS:
Capital stock	$74,025,366	$18,198,702	$28,633,847
Distributable loss	(24)	(93)	(66)
Net Assets	$74,025,342	$18,198,609	$28,633,781
Net Assets:
Shares	$12,150,279	$18,198,609	$24,892,874
Service Shares	–	–	95,848
Premier Shares	60,108,259	–	–
Siebert Williams Shank Shares	1,766,804	–	3,645,059
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	12,150,234	18,198,669	24,892,956
Service Shares	–	–	95,848
Premier Shares	60,108,336	–	–
Siebert Williams Shank Shares	1,766,796	–	3,645,063
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	–	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares	1.00	–	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2023

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$3,435,517	$885,798	$1,295,361
Income from affiliates (Note 5)	90,808	8,554	83,087
Total Investment Income	3,526,325	894,352	1,378,448
EXPENSES:
Management fees	93,110	41,687	50,285
Custody fees	4,902	1,286	1,892
Transfer agent fees	10,745	2,719	4,191
Registration fees	92	52	91
Printing fees	59	20	59
Professional fees	493	162	279
Shareholder servicing fees	29,283	–	–
Trustee fees	744	202	348
Other	769	275	508
Total Expenses	140,197	46,403	57,653
Less expenses voluntarily reimbursed by investment adviser	–	–	(8,381)
Less expenses contractually reimbursed by investment adviser	(2,326)	(512)	(1,226)
Less custodian credits	–	(280)	–
Net Expenses	137,871	45,611	48,046
Net Investment Income	3,388,454	848,741	1,330,402
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	40	4	1
Net Gains	40	4	1
Net Increase in Net Assets Resulting from Operations	$3,388,494	$848,745	$1,330,403

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO
Amounts in thousands	2023	2022	2023	2022	2023	2022
OPERATIONS:
Net investment income	$3,388,454	$736,963	$848,741	$183,790	$1,330,402	$314,300
Net realized gains (losses)	40	(26)	4	(2)	1	4
Net Increase in Net Assets Resulting from Operations	3,388,494	736,937	848,745	183,788	1,330,403	314,304
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	3,542,869	(10,225,112)	(1,020,997)	(3,664,296)	710,016	(18,776,333)
Net decrease in net assets resulting from Service Shares transactions	–	–	–	–	(31,372)	(86,032)
Net increase (decrease) in net assets resulting from Premier Shares transactions	2,183,326	(11,242,577)	–	–	–	–
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	1,216,004	550,791	–	–	1,451,667	(10,008,424)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,942,199	(20,916,898)	(1,020,997)	(3,664,296)	2,130,311	(28,870,789)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(553,659)	(108,878)	(848,731)	(183,998)	(1,157,479)	(288,349)
Total Distributions to Shares Shareholders	(553,659)	(108,878)	(848,731)	(183,998)	(1,157,479)	(288,349)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–	(6,145)	(1,077)
Total Distributions to Service Shares Shareholders	–	–	–	–	(6,145)	(1,077)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(2,753,105)	(623,926)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(2,753,105)	(623,926)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(81,690)	(5,324)	–	–	(166,781)	(25,394)
Total Distributions to Siebert Williams Shank Shares Shareholders	(81,690)	(5,324)	–	–	(166,781)	(25,394)
Total Increase (Decrease) in Net Assets	6,942,239	(20,918,089)	(1,020,983)	(3,664,506)	2,130,309	(28,871,305)
NET ASSETS:
Beginning of year	67,083,103	88,001,192	19,219,592	22,884,098	26,503,472	55,374,777
End of year	$74,025,342	$67,083,103	$18,198,609	$19,219,592	$28,633,781	$26,503,472

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO				SHARES
Selected per share data	2023	2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05 (1)	0.01		–	(2)	0.01		0.02
Net realized gains (losses)(2)	–	–		–		–		–
Total from Investment Operations	0.05	0.01		–		0.01		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.01)		–	(2)	(0.01)		(0.02)
From net realized gains	–	–		–		–		–	(2)
Total Distributions Paid	(0.05)	(0.01)		–		(0.01)		(0.02)
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.84%	1.07	%(4)	0.01	%(5)	0.54	%(6)	2.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$12,150,279	$8,607,403		$18,832,670		$25,932,036		$12,929,215
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.13%		0.07%		0.15%		0.15	%(7)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%		0.16%		0.16%		0.16%
Net investment income, net of waivers, reimbursements and credits	4.84%	0.71%		0.01%		0.35%		2.09	%(7)
Net investment income (loss), before waivers, reimbursements and credits	4.84%	0.69%		(0.08)%		0.34%		2.08%

(1)

The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TREASURY PORTFOLIO				PREMIER
Selected per share data	2023	2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05 (1)	0.01	(2)	–	(3)	–	(3)	0.02
Net realized gains (losses)(3)	–	–		–		–		–
Total from Investment Operations	0.05	0.01		–		–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.01)		–	(3)	–	(3)	(0.02)
From net realized gains	–	–		–		–		–	(3)
Total Distributions Paid	(0.05)	(0.01)		–		–		(0.02)
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(4)	4.79%	1.03	%(2),(5)	0.01	%(6)	0.50	%(7)	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$60,108,259	$57,924,909		$69,168,522		$55,021,850		$38,631,700
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.17%		0.07%		0.20%		0.20	%(8)
Expenses, before waivers, reimbursements and credits	0.20%	0.20%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.70%	0.95%		0.01%		0.41%		2.11	%(8)
Net investment income (loss), before waivers, reimbursements and credits	4.70%	0.92%		(0.13)%		0.40%		2.10%

(1)

The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)

The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier Class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05 (2)	0.01
Net realized gains (losses)(3)	–	–
Total from Investment Operations	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.01)
Total Distributions Paid	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(4)	4.84%	1.07	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,766,804	$550,791
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15	%(6)
Expenses, before waivers, reimbursements and credits	0.15%	0.16	%(6)
Net investment income, net of waivers, reimbursements and credits	4.97%	1.68	%(6)
Net investment income, before waivers, reimbursements and credits	4.97%	1.67	%(6)

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)

The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(3)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06%.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO					SHARES
Selected per share data	2023		2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.01		–	(1)	–	(1),(2)	0.02
Net realized gains (losses)(1)	–		–		–		–		–
Total from Investment Operations	0.05		0.01		–		–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.01)		–	(1)	–	(1)	(0.02)
Total Distributions Paid	(0.05)		(0.01)		–		–		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.77	%(4)	0.98	%(5)	0.02	%(6),(7)	0.49	%(8)	2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$18,198,609		$19,219,592		$22,884,098		$17,026,776		$15,138,062
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits(9)	0.25%		0.20%		0.08%		0.24%		0.25%
Expenses, before waivers, reimbursements and credits	0.25%		0.26%		0.26%		0.26%		0.26%
Net investment income, net of waivers, reimbursements and credits(9)	4.68	%(4)	0.88%		0.02	%(6)	0.41%		2.07%
Net investment income (loss), before waivers, reimbursements and credits	4.68	%(4)	0.82%		(0.16	)%(6)	0.39%		2.06%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(6)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(8)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2023		2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(1)	0.01		–	(2)	0.01		0.02
Net realized gains (losses)(2)	–		–		–		–		–
Total from Investment Operations	0.05		0.01		–		0.01		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.01)		–	(2)	(0.01)		(0.02)
From net realized gains	–		–		–		–		– (2)
Total Distributions Paid	(0.05)		(0.01)		–		(0.01)		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.83	%(4),(5)	1.00	%(6)	0.03	%(7)	0.53	%(8)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$24,892,874		$24,182,860		$42,959,633		$40,300,072		$25,891,894
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.12%		0.06%		0.18%		0.20%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.74	%(4)	0.82%		0.03%		0.42%		2.10%
Net investment income (loss), before waivers, reimbursements and credits	4.70	%(4)	0.73%		(0.12)%		0.39%		2.09%

(1)

The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80% (see Note 4).

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(8)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2023		2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(1)	0.01		–	(2)	0.01		0.02
Net realized gains (losses)(2)	–		–		–		–		–
Total from Investment Operations	0.05		0.01		–		0.01		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.01)		–	(2)	(0.01)		(0.02)
From net realized gains	–		–		–		–		– (2)
Total Distributions Paid	(0.05)		(0.01)		–		(0.01)		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.83	%(4),(5)	1.00	%(6)	0.03	%(7)	0.53	%(8)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$95,848		$127,220		$213,254		$147,620		$143,163
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.12%		0.06%		0.18%		0.20%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.64	%(4)	0.82%		0.03%		0.51%		2.06%
Net investment income (loss), before waivers, reimbursements and credits	4.60	%(4)	0.73%		(0.12)%		0.48%		2.05%

(1)

The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80% (see Note 4).

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(8)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2023		2022		2021		2020		2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(1)	0.01		–	(2)	0.01		0.02
Net realized gains (losses)(2)	–		–		–		–		–
Total from Investment Operations	0.05		0.01		–		0.01		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.01)		–	(2)	(0.01)		(0.02)
From net realized gains	–		–		–		–		– (2)
Total Distributions Paid	(0.05)		(0.01)		–		(0.01)		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.83	%(4),(5)	1.00	%(6)	0.03	%(7)	0.53	%(8)	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,645,059		$2,193,392		$12,201,890		$1,564,088		$455,839
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.10%		0.05%		0.18%		0.20%
Expenses, before waivers, reimbursements and credits	0.21%		0.20%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.91	%(4)	0.42%		0.03%		0.25%		2.06%
Net investment income (loss), before waivers, reimbursements and credits	4.87	%(4)	0.32%		(0.13)%		0.22%		2.05%

(1)

The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000. Total return excluding the voluntary reimbursement would have been 4.80% (see Note 4).

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(8)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 40.9%

U.S. Treasury Bills – 31.3%
4.97%, 12/5/23 (1)	$1,170,000	$1,169,306
5.05%, 12/26/23 (1)	1,235,000	1,230,436
5.23%, 12/28/23 (1)	1,565,000	1,558,800
5.08%, 1/4/24 (1)	1,500,000	1,492,470
5.14%, 1/16/24 (1)	675,000	670,406
5.25%, 1/18/24 (1)	675,000	670,190
5.04%, 1/30/24 (1)	1,350,000	1,338,443
5.16%, 2/6/24 (1)	675,000	668,279
5.17%, 2/13/24 (1)	270,000	267,028
5.17%, 2/20/24 (1)	680,000	671,799
5.11%, 2/22/24 (1)	1,346,400	1,330,047
5.15%, 2/27/24 (1)	1,338,900	1,321,439
5.18%, 2/29/24 (1)	1,000,000	986,794
5.16%, 3/5/24 (1)	1,575,000	1,552,794
5.11%, 3/12/24 (1)	65,000	64,026
5.07%, 3/26/24 (1)	3,245,000	3,190,030
5.30%, 3/28/24 (1)	890,000	874,510
5.06%, 4/2/24 (1)	500,000	491,339
5.34%, 4/11/24 (1)	340,000	333,368
5.34%, 4/18/24 (1)	910,000	891,229
5.31%, 4/25/24 (1)	900,000	880,564
5.25%, 5/9/24 (1)	405,000	395,532
5.25%, 5/16/24 (1)	1,115,000	1,087,748
		23,136,577

U.S. Treasury Floating Rate Notes – 9.6%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.28%, 4/30/24 (2)	1,819,895	1,819,479

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.39%, 7/31/24 (2)	251,207	251,171

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.49%, 10/31/24 (2)	2,100,000	2,100,901

(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 5.52%, 4/30/25 (2)	1,230,000	1,231,036

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 40.9% – continued

U.S. Treasury Floating Rate Notes – 9.6% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.13%), 5.48%, 7/31/25 (2)	$720,000	$719,759

(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 5.52%, 10/31/25 (2)	1,000,000	999,784
		7,122,130
Total U.S. Government Obligations
(Cost $30,258,707)		30,258,707

Investments, at Amortized Cost
( $30,258,707)		30,258,707

REPURCHASE AGREEMENTS – 58.5% (3)

Bank of America Securities LLC, dated 11/30/23, repurchase price $503,421, 5.35%, 12/1/23	500,000	500,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $1,500,221, 5.31%, 12/1/23	1,500,000	1,500,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $2,008,571, 5.32%, 12/7/23	2,000,000	2,000,000

Citigroup Global Markets, Inc., dated 11/30/23, repurchase price $455,067, 5.31%, 12/1/23	455,000	455,000

Credit Agricole S.A., dated 11/30/23, repurchase price $500,074, 5.31%, 12/1/23	500,000	500,000

Federal Reserve Bank of New York, dated 11/30/23, repurchase price $27,904,108, 5.30%, 12/1/23	27,900,000	27,900,000

Fixed Income Clearing Corp., dated 11/30/23, repurchase price $750,111, 5.31%, 12/1/23	750,000	750,000

ING Financial Markets LLC, dated 11/30/23, repurchase price $250,037, 5.31%, 12/1/23	250,000	250,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 58.5% (3) – continued

JPMorgan Securities LLC, dated 11/30/23, repurchase price $3,500,516, 5.31%, 12/1/23	$3,500,000	$3,500,000

RBC Dominion Securities, dated 11/30/23, repurchase price $2,008,571, 5.32%, 12/7/23	2,000,000	2,000,000

RBC Dominion Securities, dated 11/30/23, repurchase price $4,000,590, 5.31%, 12/1/23	4,000,000	4,000,000
		43,355,000
Total Repurchase Agreements
(Cost $43,355,000)		43,355,000

Total Investments – 99.4%
(Cost $73,613,707)		73,613,707

Other Assets less Liabilities – 0.6%		411,635
NET ASSETS – 100.0%		$74,025,342

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of November 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	1,919,917	0.00%	12/5/23 – 11/29/24
U.S. Treasury Bonds	31,948,466	0% – 6.88%	8/15/25 – 8/15/53

U.S. Treasury Notes	9,801,868	0.13% – 5.55%	1/15/24 – 5/15/43
Total	43,670,251

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

At November 30, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	40.9%
Repurchase Agreements	58.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$–	$73,613,707	$–	$73,613,707

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 27.7% (1)

Federal Farm Credit Bank – 8.2%

FFCB Discount Notes, 5.28%, 12/4/23 (2)	$10,000	$9,996
5.31%, 12/11/23 (2)	20,000	19,971
5.35%, 12/18/23 (2)	10,000	9,975

FFCB Notes, (Floating, U.S. Federal Funds + 0.12%), 5.45%, 3/10/25 (3)	65,000	65,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 1/13/25 (3)	85,000	85,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 2/24/25 (3)	35,000	34,985

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 5/2/25 (3)	30,000	30,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 5/22/25 (3)	65,000	65,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 10/6/25 (3)	40,000	40,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 12/4/23 (3)	10,000	10,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 12/7/23 (3)	45,000	45,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/20/24 (3)	3,000	3,000

(Floating, U.S. SOFR + 0.06%), 5.37%, 12/13/23 (3)	40,000	40,000

(Floating, U.S. SOFR + 0.11%), 5.42%, 10/16/24 (3)	110,000	110,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 4/21/25 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 5/5/25 (3)	75,000	75,000

(Floating, U.S. SOFR + 0.15%), 5.46%, 1/3/25 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 4/10/25 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 7/7/25 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 7/21/25 (3)	15,000	15,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 8/4/25 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 10/6/25 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 11/3/25 (3)	15,000	15,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 6/2/25 (3)	45,000	45,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 27.7% (1) – continued

Federal Farm Credit Bank – 8.2% – continued

(Floating, U.S. SOFR + 0.17%), 5.48%, 6/30/25 (3)	$50,000	$50,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 10/23/25 (3)	50,000	49,995

(Floating, U.S. SOFR + 0.18%), 5.49%, 12/13/24 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 7/14/25 (3)	95,000	95,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 11/6/25 (3)	220,000	220,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 11/21/25 (3)	55,000	54,995

(Floating, U.S. SOFR + 0.19%), 5.50%, 6/30/25 (3)	60,000	60,000
		1,502,917

Federal Home Loan Bank – 19.5%

FHLB Bonds, 5.40%, 3/27/24	60,000	60,000
5.54%, 4/24/24	25,000	25,000
5.33%, 4/26/24	45,000	45,000
5.35%, 4/26/24	55,000	55,000
5.27%, 5/3/24	174,000	174,000
5.30%, 5/17/24	165,000	165,000
5.37%, 5/21/24	25,000	25,000
5.33%, 5/24/24	30,000	30,000
5.40%, 5/30/24	100,000	100,000
5.31%, 6/14/24	60,000	60,000
5.44%, 6/21/24	25,000	25,000
5.60%, 6/26/24	78,000	78,000
5.62%, 7/23/24	200,000	200,000
5.58%, 8/19/24	105,000	105,000
5.66%, 9/20/24	36,430	36,430
5.58%, 10/28/24	125,000	125,000
5.62%, 11/12/24	140,000	140,000
5.70%, 11/15/24	110,000	110,000
5.71%, 11/15/24	145,000	145,000
5.50%, 12/20/24	90,000	90,000
5.51%, 12/23/24	110,000	110,000

FHLB Discount Notes, 5.40%, 12/20/23 (2)	50,000	49,859
5.35%, 4/19/24 (2)	40,000	39,179
5.34%, 5/3/24 (2)	145,000	141,734
5.30%, 5/10/24 (2)	55,000	53,707
5.51%, 7/12/24 (2)	150,000	150,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 27.7% (1) continued

Federal Home Loan Bank – 19.5% – continued

FHLB Notes, (Floating, U.S. SOFR + 0.04%), 5.35%, 1/24/24 (3)	$210,000	$210,000

(Floating, U.S. SOFR + 0.04%), 5.35%, 1/25/24 (3)	210,000	210,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/2/24 (3)	130,000	130,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/5/24 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/26/24 (3)	210,000	210,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 3/4/24 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 3/6/24 (3)	95,000	95,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 3/6/24 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 3/14/24 (3)	65,000	65,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 4/21/25 (3)	80,000	80,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 7/25/25 (3)	67,000	67,000

(Floating, U.S. SOFR + 0.20%), 5.51%, 11/13/25 (3)	10,000	10,000
		3,544,909
Total U.S. Government Agencies
(Cost $5,047,826)		5,047,826

U.S. GOVERNMENT OBLIGATIONS – 2.0%

U.S. Treasury Bills – 1.7%
5.11%, 3/12/24 (2)	110,000	108,353
5.34%, 4/11/24 (2)	75,000	73,537
5.25%, 5/16/24 (2)	135,000	131,702
		313,592

U.S. Treasury Floating Rate Notes – 0.3%
(Floating, U.S. Treasury 3M Bill MMY – 0.08%), 5.28%, 4/30/24 (3)	55,000	54,983
Total U.S. Government Obligations
(Cost $368,575)		368,575

Investments, at Amortized Cost
( $5,416,401)		5,416,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURC HASE AGREEMENTS – 71.0% (4)

Bank of America Securities LLC,dated 11/30/23, repurchase price $570,084, 5.32%, 12/1/23	$570,000	$570,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $2,000,295, 5.31%, 12/1/23	2,000,000	2,000,000

Citigroup Global Markets, Inc.,dated 11/30/23, repurchase price $491,073, 5.32%, 12/1/23	491,000	491,000

Citigroup Global Markets, Inc.,dated 11/30/23, repurchase price $850,125, 5.31%, 12/1/23	850,000	850,000

Federal Reserve Bank of New York,dated 11/30/23, repurchaseprice $5,150,758, 5.30%, 12/1/23	5,150,000	5,150,000

Goldman Sachs & Co., dated 11/30/23, repurchase price $1,000,148, 5.32%, 12/1/23	1,000,000	1,000,000

JPMorgan Securities LLC, dated 11/30/23, repurchase price $1,250,185, 5.32%, 12/1/23	1,250,000	1,250,000

JPMorgan Securities LLC, dated 11/30/23, repurchase price $602,665, 5.32%, 12/7/23	600,000	600,000

Royal Bank of Canada, dated 11/30/23, repurchase price $1,012,762, 5.34%, 12/1/23	1,000,000	1,000,000
		12,911,000
Total Repurchase Agreements
(Cost $12,911,000)		12,911,000

Total Investments – 100.7%
(Cost $18,327,401)		18,327,401

Liabilities less Other Assets – (0.7%)		(128,792)
NET ASSETS – 100.0%		$18,198,609

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	NOVEMBER 30, 2023

(3)

Variable or floating rate security. Rate as of November 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$26,956	4.03% – 5.00%	9/1/32 – 9/27/35
FHLMC	$1,163,828	1.50% – 7.32%	2/1/31 – 9/1/53
FNMA	$1,451,577	0.00% – 7.50%	2/1/30 – 4/1/59
GNMA	$742,203	2.00% – 7.50%	5/15/29 – 9/20/63
U.S. Treasury Bonds	$992,265	0.13% – 4.38%	1/15/25 – 2/15/53

U.S. Treasury Notes	$8,721,870	0.38% – 5.00%	2/15/24 – 11/15/32

Total	$13,098,699

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	27.7%
U.S. Government Obligations	2.0%
Repurchase Agreements	71.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$–	$18,327,401	$–	$18,327,401

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	NOVEMBER 30, 2023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 28.1% (1)

Federal Farm Credit Bank – 8.3%

FFCB Discount Notes, 5.28%, 12/4/23 (2)	$15,000	$14,994
5.35%, 12/18/23 (2)	15,000	14,963
5.35%, 12/22/23 (2)	45,000	44,861
5.35%, 12/26/23 (2)	25,000	24,908
5.40%, 1/4/24 (2)	60,000	59,698
5.37%, 1/16/24 (2)	50,000	49,661
5.37%, 2/13/24 (2)	25,000	24,728
5.41%, 2/28/24 (2)	50,000	49,340
5.46%, 3/4/24 (2)	50,000	49,298
5.42%, 3/18/24 (2)	22,000	21,647

FFCB Notes, (Floating, U.S. Federal Funds + 0.12%), 5.45%, 3/10/25 (3)	95,000	95,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 1/13/25 (3)	130,000	130,000

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 2/24/25 (3)	60,000	59,974

(Floating, U.S. Federal Funds + 0.13%), 5.46%, 5/2/25 (3)	35,000	35,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 5/22/25 (3)	25,000	25,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 10/6/25 (3)	70,000	70,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 12/4/23 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.06%), 5.37%, 12/13/23 (3)	21,000	21,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 4/21/25 (3)	125,000	125,000

(Floating, U.S. SOFR + 0.14%), 5.45%, 5/5/25 (3)	110,000	110,000

(Floating, U.S. SOFR + 0.15%), 5.46%, 1/3/25 (3)	45,000	45,000

(Floating, U.S. SOFR + 0.15%), 5.46%, 4/28/25 (3)	155,000	155,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 4/10/25 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 7/21/25 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 8/4/25 (3)	125,000	125,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 11/3/25 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 6/2/25 (3)	142,000	142,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 28.1% (1) – continued

Federal Farm Credit Bank – 8.3% – continued

(Floating, U.S. SOFR + 0.17%), 5.48%, 6/30/25 (3)	$30,000	$30,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 10/23/25 (3)	77,000	76,993

(Floating, U.S. SOFR + 0.18%), 5.49%, 12/13/24 (3)	55,000	55,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 7/14/25 (3)	180,000	180,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 11/6/25 (3)	330,000	330,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 11/21/25 (3)	80,000	79,992

(Floating, U.S. SOFR + 0.19%), 5.50%, 6/30/25 (3)	40,000	40,000
		2,379,057

Federal Home Loan Bank – 19.8%

FHLB Bonds, 5.40%, 3/27/24	100,000	100,000
5.54%, 4/24/24	45,000	45,000
5.33%, 4/26/24	60,000	60,000
5.35%, 4/26/24	75,000	75,000
5.27%, 5/3/24	266,000	266,000
5.30%, 5/17/24	200,000	200,000
5.37%, 5/21/24	95,000	95,000
5.33%, 5/24/24	60,000	60,000
5.40%, 5/30/24	75,000	75,000
5.31%, 6/14/24	200,000	200,000
5.44%, 6/21/24	95,000	95,000
5.60%, 6/26/24	129,000	129,000
5.62%, 7/23/24	230,000	230,000
5.58%, 8/19/24	155,000	155,000
5.62%, 8/26/24	190,000	190,000
5.64%, 9/13/24	270,000	270,000
5.58%, 10/28/24	100,000	100,000
5.62%, 11/12/24	120,000	120,000
5.70%, 11/15/24	150,000	150,000
5.71%, 11/15/24	170,000	170,000
5.50%, 12/20/24	165,000	165,000
5.51%, 12/23/24	150,000	150,000

FHLB Discount Notes, 5.35%, 4/19/24 (2)	60,000	58,769
5.34%, 5/3/24 (2)	260,000	254,144
5.30%, 5/10/24 (2)	93,000	90,813
5.51%, 7/12/24 (2)	100,000	100,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 28.1% (1) – continued

Federal Home Loan Bank – 19.8% – continued

FHLB Notes, (Floating, U.S. SOFR + 0.04%), 5.35%, 1/24/24 (3)	$290,000	$290,000

(Floating, U.S. SOFR + 0.04%), 5.35%, 1/25/24 (3)	320,000	320,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/2/24 (3)	205,000	205,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/5/24 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 2/26/24 (3)	310,000	310,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 3/4/24 (3)	75,000	75,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 3/5/24 (3)	150,000	150,000

(Floating, U.S. SOFR + 0.08%), 5.39%, 2/26/24 (3)	185,000	185,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 3/6/24 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.12%), 5.43%, 3/14/24 (3)	100,000	100,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 7/25/25 (3)	55,000	55,000

(Floating, U.S. SOFR + 0.16%), 5.47%, 8/8/25 (3)	225,000	225,000

(Floating, U.S. SOFR + 0.20%), 5.51%, 11/13/25 (3)	20,000	20,000
		5,673,726
Total U.S. Government Agencies
(Cost $8,052,783)		8,052,783

U.S. GOVERNMENT OBLIGATIONS – 7.1%

U.S. Treasury Bills – 6.6%
4.55%, 1/2/24 (2)	665,000	662,264
4.99%, 1/4/24 (2)	665,000	661,681
5.11%, 3/12/24 (2)	177,000	174,350
5.34%, 4/11/24 (2)	120,000	117,659
5.25%, 5/16/24 (2)	270,000	263,402
		1,879,356

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 7.1% – continued

U.S. Treasury Floating Rate Notes – 0.5%

(Floating, U.S. Treasury 3M Bill MMY – 0.08%), 5.28%, 4/30/24 (3)	$160,000	$159,955
Total U.S. Government Obligations
(Cost $2,039,311)		2,039,311

Investments, at Amortized Cost
( $10,092,094)		10,092,094

REPURCHASE AGREEMENTS – 61.0% (4)

Barclays Capital, Inc., dated 11/30/23, repurchase price $1,000,148, 5.31%, 12/1/23	1,000,000	1,000,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $1,000,148, 5.32%, 12/1/23	1,000,000	1,000,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $600,089, 5.31%, 12/1/23	600,000	600,000

Citigroup Global Markets, Inc., dated 11/30/23, repurchase price $357,553, 5.32%, 12/1/23	357,500	357,500

Federal Reserve Bank of New York, dated 11/30/23, repurchas e price $10,651,568, 5.30%, 12/1/23	10,650,000	10,650,000

JPMorgan Securities LLC, dated 11/30/23, repurchase price $1,506,662, 5.32%, 12/7/23	1,500,000	1,500,000

JPMorgan Securities LLC, dated 11/30/23, repurchase price $250,037, 5.32%, 12/1/23	250,000	250,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 61.0% (4) – continued

Royal Bank of Canada, dated 11/30/23, repurchase price $1,874,697, 5.34%, 12/5/23	$1,850,000	$1,850,000

TD Securities (USA) LLC, dated 11/30/23, repurchase price $250,037, 5.32%, 12/1/23	250,000	250,000
		17,457,500
Total Repurchase Agreements
(Cost $17,457,500)		17,457,500

Total Investments – 96.2%
(Cost $27,549,594)		27,549,594

Other Assets less Liabilities – 3.8%		1,084,187
NET ASSETS – 100.0%		$28,633,781

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$8,928	2.70% – 5.50%	3/12/32 – 1/28/37
FHLMC	$1,896,940	0.00% – 7.00%	10/1/29 – 11/1/53
FNMA	$2,683,585	0.00% – 7.50%	7/1/28 – 7/1/61
GNMA	$476,244	1.50% – 8.00%	1/20/29 – 11/20/63
U.S. Treasury Bonds	$1,051,863	1.38% – 6.50%	1/15/25 – 11/15/52

U.S. Treasury Notes	$11,521,027	0.00% – 4.88%	12/6/23 – 2/15/33
Total	$17,638,587

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	28.1%
U.S. Government Obligations	7.1%
Repurchase Agreements	61.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$–	$27,549,594	$–	$27,549,594

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2023, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Treasury Portfolio are each authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value ( “NAV “) determination of each class of each Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 p.m. Central time.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees ( “Board “) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolios may enter in to repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Each Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2023

Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2023.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2023, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America Securities LLC	$500,000	$(500,000)	$–
	Barclays	3,500,000	(3,500,000)	–
	Citigroup	455,000	(455,000)	–
	Credit Agricole	500,000	(500,000)	–
	Federal Reserve Bank of New York	27,900,000	(27,900,000)	–
	Fixed Income Clearing Corp.	750,000	(750,000)	–
	ING Financial Markets	250,000	(250,000)	–
	JPMorgan	3,500,000	(3,500,000)	–
	RBC Dominion Securities	6,000,000	(6,000,000)	–
	Total	$43,355,000	$(43,355,000)	$–
U.S. Government	Bank of America Securities LLC	$570,000	$(570,000)	$–
	Barclays	2,000,000	(2,000,000)	–
	Citigroup	1,341,000	(1,341,000)	–
	Federal Reserve Bank of New York	5,150,000	(5,150,000)	–
	Goldman Sachs	1,000,000	(1,000,000)	–
	JPMorgan	1,850,000	(1,850,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$12,911,000	$(12,911,000)	$–
U.S. Government Select	Barclays	$2,600,000	$(2,600,000)	$–
	Citigroup	357,500	(357,500)	–
	Federal Reserve Bank of New York	10,650,000	(10,650,000)	–
	JPMorgan	1,750,000	(1,750,000)	–
	Royal Bank of Canada	1,850,000	(1,850,000)	–
	TD Securities	250,000	(250,000)	–
	Total	$17,457,500	$(17,457,500)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transaction by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2023, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
U.S. Government Select	$4	$(4)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

There were no unused capital loss carryforwards in the U.S. Government Select Portfolio as of November 30, 2023.

The following capital loss carryforwards were utilized at November 30, 2023, for U.S. Federal income tax purposes:

Amounts in thousands
Treasury	$26
U.S. Government	2

At November 30, 2023, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$309,318	$–
U.S. Government	76,870	–
U.S. Government Select	121,363	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$3,250,552	$–
U.S. Government	819,776	–
U.S. Government Select	1,277,755	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$567,356	$78
U.S. Government	136,095	–
U.S. Government Select	247,490	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2023, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2023

3. BANK BORROWINGS

The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 14, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 13, 2023.

At a meeting held on August 17, 2023, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is a $220,000,000 senior unsecured revolving credit facility. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears and on maturity or termination of the New Credit Facility. The New Credit Facility went into effect on November 13, 2023 and will expire on November 11, 2024, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2023. There were no outstanding loan amounts at November 30, 2023.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio or Class so that after such reimbursement the total annual fund operating expenses of the Portfolio or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2023 were approximately $699,000, $320,000 and $303,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursementispaid monthlytothe Portfolios by NTI.

At November 30, 2023, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2024 without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

During the fiscal year ended November 30, 2023, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at November 30, 2023 was approximately $700,000 for the U.S. Government Select Portfolio and is included as part of Receivable from investment adviser in the Statements of Assets

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI. There was no voluntary expense reimbursement receivables at November 30. 2023 for Treasury or U.S. Government Portfolios.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. This expense offset arrangement was ended during the fiscal year ended November 30, 2023. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

On a daily basis a Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolios to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2023, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

During the fiscal year ended November 30, 2023, the Treasury Portfolio and the U.S. Government Select Portfolio received reimbursements from Northern Trust of approximately $36,000 and $2,000, respectively, in connection with errors. These reimbursements are included in Net investment income in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights. The cash contributions represent less than $0.01 per share and had no effect on each Portfolio’s total return.

During the fiscal year ended November 30, 2022, the Treasury Portfolio received reimbursements from Northern Trust of approximately $87,000 in connection with an error. This reimbursement is included in Net investment income in the Statements of Changes in Net Assets and Financial Highlights. This cash contribution represents less than $0.01 per share and had no effect on the Portfolio’s total return.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2023

6. INVESTMENT TRANSACTIONS

At November 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$73,613,707
U.S. Government	–	–	–	18,327,401
U.S. Government Select	–	–	–	27,549,594

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$89,346,427	$165,034	$(85,968,592)	$3,542,869
U.S. Government	238,883,114	664	(239,904,775)	(1,020,997)
U.S. Government Select	227,823,034	44,865	(227,157,883)	710,016

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$115,914,886	$42,922	$(126,182,920)	$(10,225,112)
U.S. Government	240,363,779	420	(244,028,495)	(3,664,296)
U.S. Government Select	323,506,780	7,131	(342,290,244)	(18,776,333)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$607,204	$2,167	$(640,743)	$(31,372)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$447,158	$110	$(533,300)	$(86,032)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$681,309,799	$–	$(679,126,473)	$2,183,326

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$662,856,899	$–	$(674,099,476)	$(11,242,577)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$16,974,033	$64,291	$(15,822,320)	$1,216,004
U.S. Government Select	22,733,552	66,093	(21,347,978)	1,451,667

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$5,825,614	$3,053	$(5,277,876)	$550,791
U.S. Government Select	36,403,593	8,817	(46,420,834)	(10,008,424)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2023

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management believes this update did not have a material impact on the Portfolios’ financial statements and disclosures.

In March 2021, the UK Financial Conduct Authority ( “FCA “) announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

In July 2023, the SEC adopted amendments to certain rules that govern money market funds under the 1940 Act. The amendments are intended to improve the resiliency and transparency of money market funds, and address concerns raised by the large outflows from non-government money market funds experienced during the COVID-19 pandemic. Management is evaluating the impact of the amendments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (collectively, the “Funds”), three separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Northern Institutional Funds as of November 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 23, 2024

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2023 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2023:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

CAPITAL GAIN DISTRIBUTION — The following Portfolio made capital gain distributions in December 2023, and hereby designates these long-term capital gain distributions as follows:

Amounts in thousands	LONG-TERM CAPITAL GAINS
U.S. Government Select	$0.000000	[1]

[1]	Amount less than $0.000000.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY M ARKET PORTFOLIOS

FUND EXPENSES	NOVEMBER 30, 2023 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2023 through November 30, 2023.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2023 - 11/30/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2023	ENDING ACCOUNT VALUE 11/30/2023	EXPENSES PAID* 6/1/2023- 11/30/2023
Actual	0.15%	$1,000.00	$1,026.20	$0.76
Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,025.90	$1.02
Hypothetical (5% return before expenses)	0.20%	$1,000.00	$1,024.07	$1.01
SIEBERT WILLIAMS SHANK SHARES
Actual	0.15%	$1,000.00	$1,026.20	$0.76
Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2023	ENDING ACCOUNT VALUE 11/30/2023	EXPENSES PAID* 6/1/2023- 11/30/2023
Actual	0.25%	$1,000.00	$1,025.70	$1.27
Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2023. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2023 through November 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	NOVEMBER 30, 2023 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2023	ENDING ACCOUNT VALUE 11/30/2023	EXPENSES PAID* 6/1/2023- 11/30/2023
Actual	0.17%	$1,000.00	$1,026.00	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86
SERVICE SHARES
Actual	0.17%	$1,000.00	$1,026.00	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86
SIEBERT WILLIAMS SHANK SHARES
Actual	0.17%	$1,000.00	$1,026.00	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2023. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2023 through November 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY M ARKET PORTFOLIOS

TRUSTEES AND OFFICERS	NOVEMBER 30, 2023 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 45 portfolios in the Northern Funds Complex – Northern Funds offers 40 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business from 2018 to 2022; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA from 2016 to 2022; Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board from 2015 to 2021;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President – Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq ISE, LLC, Nasdaq MRX, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018; Trustee of AXA Premier VIP Trust (registered investment company – 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

MassMutual complex (110 portfolios in five investment companies)

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee Member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow – 2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Senior Advisor, Registered Funds, at Northern Trust Investments, Inc. since 2023;

•  Director and Executive Vice President at Northern Trust Investments, Inc. since 2018;

•  Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. from 2018 to 2023;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (including Barclay Global Investors, acquired by BlackRock in 2009).

• FlexShares Trust (registered investment company – 30 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act” ).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since 2017	Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of Northern Institutional Funds and FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2023 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014.

Stephen V. Sivillo Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since June 2023	Senior Vice President of Northern Trust Investments, Inc. since June 2023; Chief Compliance Officer and Controller of ABR Dynamic Funds, LLC from 2018 to June 2023.

Darlene Chappell Year of Birth: 1963 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC from 2019 to 2023; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Principal Financial Officer, Principal Accounting Officer and Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2023 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since 2019	Senior Trust Officer since June 2021, Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Legal Officer since May 2022 and Secretary of Northern Trust Securities, Inc. since October 2020; Chief Legal Officer and Secretary of Belvedere Advisors LLC from 2019 to 2023; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC from 2015 to April 2022; Deputy General Counsel of Northern Trust Corporation since August 2020; Deputy General Counsel and Senior Vice President at The Northern Trust Company since August 2020 and 2015, respectively (previously, Associate General Counsel from 2015 to 2021); Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Chief Legal Officer and Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Chief Legal Officer of FlexShares Trust and Northern Institutional Funds since 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010 to 2018; and Secretary of FlexShares Trust from 2011 to 2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of The Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; and Assistant Secretary of FlexShares Trust from 2015 to 2018; and Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since September 2021; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President, Head of Tax Services in Fund Administration Taxation of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

Jamie E. Ulrich Year of Birth: 1975 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2023	Vice President of Financial Reporting of The Northern Trust Company since 2013.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/institutional as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	35	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS

LIQUID ASSETS PORTFOLIO

ANNUAL REPORT

NOVEMBER 30, 2023

NORTHERN INSTITUTIONAL FUNDS®

MANAGED BY NORTHERN TRUST

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

13	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

14	FUND EXPENSES

15	TRUSTEES AND OFFICERS

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2023

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$591,919
Repurchase agreements, at cost, which approximates fair value	1,147,500
Cash	16,727
Interest income receivable	3,992
Receivable for securities sold	15,157
Receivable from investment adviser	147
Prepaid and other assets	5
Total Assets	1,775,447
LIABILITIES:
Payable for securities purchased	15,000
Distributions payable to shareholders	7,209
Payable to affiliates:
Management fees	133
Custody fees	23
Transfer agent fees	40
Accrued Trustee fees	12
Accrued other liabilities	38
Total Liabilities	22,455
Net Assets	$1,752,992
ANALYSIS OF NET ASSETS:
Capital stock	$1,753,363
Distributable loss	(371)
Net Assets	$1,752,992
Total Shares Outstanding (no par value, unlimited shares authorized)	1,753,362
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2023

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$78,254
Income from affiliates (Note 5)	1,232
Total Investment Income	79,486
EXPENSES:
Management fees	1,588
Custody fees	131
Transfer agent fees	238
Printing fees	25
Professional fees	44
Trustee fees	13
Other	35
Total Expenses	2,074
Less expenses voluntarily reimbursed by investment adviser	(277)
Less expenses contractually reimbursed by investment adviser	(1,577)
Net Expenses	220
Net Investment Income	79,266
NET REALIZED GAINS:
Net realized gains on:
Investments	3
Net Gains	3
Net Increase in Net Assets Resulting from Operations	$79,269

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2023	2022
OPERATIONS:
Net investment income	$79,266	$19,639
Net realized gains (losses)	3	(363)
Net Increase in Net Assets Resulting from Operations	79,269	19,276
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	355,376	328,671
Net Increase in Net Assets Resulting from Capital Share Transactions	355,376	328,671
DISTRIBUTIONS PAID:
Distributable earnings	(79,266)	(19,653)
Total Distributions Paid	(79,266)	(19,653)
Total Increase in Net Assets	355,379	328,294
NET ASSETS:
Beginning of year	1,397,613	1,069,319
End of year	$1,752,992	$1,397,613

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2023		2022		2021		2020	2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.01		–	(1)	0.01	0.02
Net realized gains (losses)(1)	–		–		–		–	–
Total from Investment Operations	0.05		0.01		–		0.01	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.01)		–	(1)	(0.01)	(0.02)
Total Distributions Paid	(0.05)		(0.01)		–		(0.01)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	5.07	%(3),(4)	1.31	%(5)	0.04	%(6),(7)	0.65%	2.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,752,992		$1,397,613		$1,069,319		$807,843	$796,197
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.01%		0.02%		0.03%		0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%		0.13%		0.14%		0.14%	0.15%
Net investment income, net of waivers, reimbursements and credits	4.99	%(3)	1.39%		0.04	%(6)	0.70%	2.28%
Net investment income (loss), before waivers, reimbursements and credits	4.87	%(3)	1.28%		(0.07	)%(6)	0.59%	2.16%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $277,000. Total return excluding the voluntary reimbursement would have been 5.05% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(6)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.2% (1)

Federal Farm Credit Bank – 9.7%

FFCB Discount Notes, 5.35%, 12/18/23 (2)	$1,000	$998

FFCB Notes, (Floating, U.S. Federal Funds + 0.03%), 5.36%, 12/1/23 (3)	50,000	50,000

(Floating, U.S. Federal Funds + 0.12%), 5.45%, 12/1/23 (3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 12/1/23 (3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.14%), 5.47%, 12/6/23 (3)	15,000	15,000

(Floating, U.S. SOFR + 0.03%), 5.34%, 12/1/23 (3)	5,000	5,000

(Floating, U.S. SOFR + 0.08%), 5.39%, 12/1/23 (3)	20,000	19,999

(Floating, U.S. SOFR + 0.16%), 5.47%, 12/1/23 (3)	10,000	10,000

(Floating, U.S. SOFR + 0.17%), 5.48%, 12/1/23 (3)	5,000	5,000

(Floating, U.S. SOFR + 0.18%), 5.49%, 12/1/23 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.19%), 5.50%, 12/1/23 (3)	5,000	5,000
		170,997

Federal Home Loan Bank – 21.5%

FHLB Bonds, 5.30%, 5/17/24	20,000	20,000
5.37%, 5/21/24	10,000	10,000
5.33%, 5/24/24	10,000	10,000
5.40%, 5/30/24	5,000	5,000
5.31%, 6/14/24	5,000	5,000
5.44%, 6/21/24	5,000	5,000
5.60%, 6/26/24	7,000	7,000
5.62%, 7/23/24	10,000	10,000
5.62%, 8/26/24	10,000	10,000
5.58%, 10/28/24	10,000	10,000
5.62%, 11/12/24	15,000	15,000
5.70%, 11/15/24	5,000	5,000
5.71%, 11/15/24	10,000	10,000
5.50%, 12/20/24	5,000	5,000
5.51%, 12/23/24	5,000	5,000

FHLB Discount Notes, 5.35%, 4/19/24 (2)	5,000	4,897
5.34%, 5/3/24 (2)	15,000	14,662
5.30%, 5/10/24 (2)	5,000	4,883

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.2% (1) – continued

Federal Home Loan Bank – 21.5% – continued
5.51%, 7/12/24 (2)	$20,000	$20,000

FHLB Notes, (Floating, U.S. SOFR + 0.04%), 5.35%, 12/1/23 (3)	155,000	155,000

(Floating, U.S. SOFR + 0.05%), 5.36%, 12/1/23 (3)	45,000	45,000
		376,442
Total U.S. Government Agencies
(Cost $547,439)		547,439

U.S. GOVERNMENT OBLIGATIONS – 2.5%

U.S. Treasury Bills – 1.4%
5.14%, 3/12/24 (2)	10,000	9,850

5.25%, 5/16/24 (2)	15,000	14,634
		24,484

U.S. Treasury Floating Rate Notes – 1.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.39%, 12/1/23 (3)	10,000	9,996

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.49%, 12/1/23 (3)	10,000	10,000
		19,996
Total U.S. Government Obligations
(Cost $44,480)		44,480

Investments, at Amortized Cost
( $591,919)		591,919

REPURCHASE AGREEMENTS – 65.5% (4)

Bank of America N.A., dated 11/30/23, repurchase price $175,026, 5.32%, 12/1/23	175,000	175,000

Barclays Capital, Inc., dated 11/30/23, repurchase price $180,027, 5.31%, 12/1/23	180,000	180,000

Canadian Imperial Bank of Commerce., dated 11/30/23, repurchase price $50,214, 5.32%, 12/7/23	50,000	50,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 65.5% (4) – continued

Citigroup Global Markets, Inc., dated 11/30/23, repurchase price $117,517, 5.32%, 12/1/23	$117,500	$117,500

JPMorgan Securities LLC, dated 11/30/23, repurchase price $225,033, 5.32%, 12/1/23	225,000	225,000

Royal Bank of Canada, dated 11/30/23, repurchase price $50,022, 5.36%, 12/7/23	50,000	50,000

Societe Generale S.A., dated 11/30/23, repurchase price $350,052, 5.32%, 12/1/23	350,000	350,000
		1,147,500
Total Repurchase Agreements
(Cost $1,147,500)		1,147,500

Total Investments – 99.2%
(Cost $1,739,419)		1,739,419

Other Assets less Liabilities – 0.8%		13,573
NET ASSETS – 100.0%		$1,752,992

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$1,093	2.47%	3/23/40
FHLMC	$180,961	2.11% – 6.50%	10/1/38 –12/1/53
FNMA	$278,817	2.00% – 7.46%	4/1/39 – 11/1/53
GNMA	$535,643	2.00% – 7.50%	8/20/29 – 4/15/65
U.S. Treasury Bonds	$183,600	3.25%	5/15/42
Total	$1,180,114

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	31.2%
U.S. Government Obligations	2.5%
Repurchase Agreements	65.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$–	$1,739,419	$–	$1,739,419

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2023, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) determination of each class of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from the Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2023.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolio may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2023

and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2023, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$175,000	$(175,000)	$–
	Barclays	180,000	(180,000)	–
	Canadian Imperial Bank	50,000	(50,000)	–
	Citigroup	117,500	(117,500)	–
	JPMorgan	225,000	(225,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale	350,000	(350,000)	–
	Total	$1,147,500	$(1,147,500)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.

There were no reclassifications at November 30, 2023.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The following capital loss carryforwards were utilized at November 30, 2023, for U.S. Federal income tax purposes:

Amounts in thousands
Liquid Assets	$3

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Liquid Assets	$360	$–

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2023, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$7,209	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$76,551	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,196	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 14, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 13, 2023.

At a meeting held on August 17, 2023, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is a $220,000,000 senior unsecured revolving credit facility. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears and on maturity or termination of the New Credit Facility. The New Credit Facility went into effect on November 13, 2023 and will expire on November 11, 2024, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2023. There were no outstanding loan amounts at November 30, 2023.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the total annual fund operating expenses of the Portfolio shall not exceed 0.03 percent of the Portfolio’s average daily net assets, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. Any such reimbursement is paid monthly to the Portfolio by NTI.

The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2024 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2023

may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to the Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that the Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the fiscal year ended November 30, 2023, NTI voluntarily reimbursed additional expenses for the Portfolio. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statement of Operations.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

On a daily basis the Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolio to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2023, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2023

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$1,739,419

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$21,213,124	$–	$(20,857,748)	$355,376

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$18,600,633	$–	$(18,271,962)	$328,671

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management believes this update did not have a material impact on the Portfolio’s financial statements and disclosures.

In March 2021, the UK Financial Conduct Authority (“FCA”) announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolio’s financial statements and disclosures.

In July 2023, the SEC adopted amendments to certain rules that govern money market funds under the 1940 Act. The amendments are intended to improve the resiliency and transparency of money market funds, and address concerns raised by the large outflows from non-government money market funds experienced during the COVID-19 pandemic. Management is evaluating the impact of the amendments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets

Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, one of the portfolios constituting Northern Institutional Funds, as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 23, 2024

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2023 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2023 through November 30, 2023.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2023 - 11/30/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2023	ENDING ACCOUNT VALUE 11/30/2023	EXPENSES PAID* 6/1/2023- 11/30/2023
Actual	0.03%	$1,000.00	$1,026.90	$0.15
Hypothetical (5% return before expenses)	0.03%	$1,000.00	$1,024.92	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2023. Expenses are equal to the Portfolio’s annualized expense ratio for the period June 1, 2023 through November 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2023 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 45 portfolios in the Northern Funds Complex—Northern Funds offers 40 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business from 2018 to 2022; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA from 2016 to 2022;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board from 2015 to 2021;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq ISE, LLC, Nasdaq MRX, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

MassMutual complex (110 portfolios in five investment companies)

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee Member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Senior Advisor, Registered Funds, at Northern Trust Investments, Inc. since 2023;

•  Director and Executive Vice President at Northern Trust Investments, Inc. since 2018;

•  Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. from 2018 to 2023;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (including Barclay Global Investors, acquired by BlackRock in 2009).

• FlexShares Trust (registered investment company – 30 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since 2017	Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of Northern Institutional Funds and FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2023 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	SeniorVice President of Northern Trust Investments, Inc. since 2014.

Stephen V. Sivillo Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since June 2023	Senior Vice President of Northern Trust Investments, Inc. since June 2023; Chief Compliance Officer and Controller of ABR Dynamic Funds, LLC from 2018 to June 2023.

Darlene Chappell Year of Birth: 1963 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC from 2019 to 2023; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Principal Financial Officer, Principal Accounting Officer and Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2023 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since 2019	Senior Trust Officer since June 2021, Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Legal Officer since May 2022 and Secretary of Northern Trust Securities, Inc. since October 2020; Chief Legal Officer and Secretary of Belvedere Advisors LLC from 2019 to 2023; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC from 2015 to April 2022; Deputy General Counsel of Northern Trust Corporation since August 2020; Deputy General Counsel and Senior Vice President at The Northern Trust Company since August 2020 and 2015, respectively (previously, Associate General Counsel from 2015 to 2021); Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Chief Legal Officer and Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Chief Legal Officer of FlexShares Trust and Northern Institutional Funds since 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010 to 2018; and Secretary of FlexShares Trust from 2011 to 2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of The Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; and Assistant Secretary of FlexShares Trust from 2015 to 2018; and Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since September 2021; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President, Head of Tax Services in Fund Administration Taxation of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

Jamie E. Ulrich Year of Birth: 1975 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2023	Vice President of Financial Reporting of The Northern Trust Company since 2013.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/liquid-assets-portfolio as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2023 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2023 and November 30, 2022, respectively, as follows:

	2023					2022
	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$99,600		$0	$5,027,390	(3)	$95,000		$0	$4,990,600	(3)
(b) Audit-Related Fees	$21,600	(1)	$0	$32,500	(4)	$20,600	(1)	$0	$56,400	(4)
(c)Tax Fees	$13,600	(2)	$0	$2,599,954	(5)	$12,900	(2)	$0	$1,960,482	(5)
(d) All Other Fees	$0		$0	$4,622,778	(6)	$0		$0	$310,254	(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise tax return review and registered investment company tax return review.
(3)	Amounts relate to audit fees on The Northern Trust Company sponsored funds.
(4)	Amounts relate to agreed upon procedures for The Northern Trust Company.
(5)	Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.
(6)	Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2023 and November 30, 2022 respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $7,290,432 and $2,360,636 for 2023 and 2022, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 1, 2024

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 1, 2024